LOANS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross loans	$ 349,631		$ 368,344				$ 417,971
Less deferred loan origination fees, net	(544)		(452)				(347)
Loans	349,087		367,892	[1]	386,522		417,624
Allowance for loan losses	(6,858)	(7,218)	(7,897)	[1]	(8,588)	(8,510)	(10,034)	(10,015)
Total loans, net	342,229		359,995	[1]			407,590
Percentage of Deferred Origination Fees	(0.16%)		(0.12%)				(0.08%)
Percent of Loans	100.00%		100.00%				100.00%
Family Residential Real Estate 1 to 4 [Member]
Loans	34,157		41,017		47,076		52,182
Allowance for loan losses	(781)	(1,045)	(1,070)		(1,176)	(1,314)	(1,661)	(1,900)
Percent of Loans	9.78%		11.14%				12.49%
Commercial Real Estate [Member]
Loans	174,746		186,949		189,598		192,047
Allowance for loan losses	(4,621)	(4,585)	(4,946)		(5,106)	(5,228)	(4,771)	(3,111)
Percent of Loans	50.06%		50.82%				45.98%
Multi Family Residential Real Estate [Member]
Loans	19,145		19,524		21,296		23,377
Allowance for loan losses	(86)	(58)	(106)		(131)	(123)	(127)	(640)
Percent of Loans	5.48%		5.31%				5.60%
Construction Loans Real Estate [Member]
Loans	51,950		48,220		51,443		70,846
Allowance for loan losses	(546)	(608)	(798)		(962)	(482)	(1,540)	(349)
Percent of Loans	14.88%		13.11%				16.96%
Home Equity Line of Credit [Member]
Loans	32,206		34,603		34,988		38,702
Allowance for loan losses	(557)	(610)	(627)		(715)	(897)	(1,122)	(1,433)
Percent of Loans	9.23%		9.41%				9.27%
Real Estate [Member]
Loans	312,204		330,313				377,154
Percent of Loans	89.43%		89.79%				90.30%
Commercial and Industrial Other [Member]
Loans	29,233		29,297		33,175		33,146
Allowance for loan losses	(204)	(250)	(278)		(423)	(386)	(719)	(1,052)
Percent of Loans	8.37%		7.96%				7.94%
Loans to Individuals [Member]
Loans	8,047		8,615				7,583
Percent of Loans	2.31%		2.34%				1.82%
Overdrafts [Member]
Loans	147		119				88
Percent of Loans	0.04%		0.03%				0.02%
Other Loans [Member]
Loans	$ 37,427		$ 38,031				$ 40,817
Percent of Loans	10.72%		10.33%				9.78%

[1]	Derived from audited consolidated financial statements.